Consolidated Statements of Cash Flows ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)		Dec. 31, 2017 ILS (₪)
Cash flows from operating activities
Profit (loss) for the year | ₪		₪ (107)	₪ (64)		₪ 113
Adjustments for:
Depreciation and amortization | ₪		898	584		555
Share based payments | ₪		8	2		2
Gain on sale of property, plant and equipment, intangible assets and others | ₪		(8)			(1)
Gain on sale of shares in a consolidated company | ₪					(10)
Net change in fair value of investment property | ₪		6
Income tax expense (tax benefit) | ₪		(23)	(6)		40
Financing expenses, net | ₪		144	171	[1]	175	[1]
Other expenses | ₪		3
Share in losses of equity accounted investees | ₪		10
Changes in operating assets and liabilities:
Change in inventory | ₪		28	(24)		(6)
Change in trade receivables (including long-term amounts) | ₪		80	166	[1]	101	[1]
Change in other receivables (including long-term amounts) | ₪		13	(21)		(191)
Change in trade payables, accrued expenses and provisions | ₪		(27)	(26)		(27)
Change in other liabilities (including long-term amounts) | ₪		23	11		28
Payments for derivative hedging contracts, net | ₪		(10)			(3)
Income tax paid | ₪		(12)	(23)		(44)
Income tax received | ₪		10			42
Net cash from operating activities | ₪		1,036	770		774
Cash flows used in investing activities
Acquisition of property, plant, and equipment | ₪		(324)	(356)		(346)
Acquisition of intangible assets and others | ₪		(233)	(237)		(237)
Acquisition of equity accounted investee | ₪		(16)
Change in current investments, net | ₪		(49)	(56)		(77)
Receipts from other derivative contracts, net | ₪		9	3
Proceeds from sale of property, plant and equipment, intangible assets and others | ₪		181	1		1
Grant of long-term loans to equity accounted investees | ₪		(141)
Interest received | ₪		13	14		12
Proceeds from sale of shares in a consolidated company, net of cash disposed | ₪					3
Net cash used in investing activities | ₪		(560)	(631)		(644)
Cash flows used in financing activities
Payments for derivative contracts, net | ₪		(2)	(15)		(3)
Receipt of long-term loans from financial institutions | ₪		150			200
Payments for long-term loans from financial institutions | ₪		(212)	(78)
Repayment of debentures | ₪		(504)	(556)		(864)
Proceeds from issuance of debentures, net of issuance costs | ₪			997
Repurchase of own debentures | ₪		(10)
Dividend paid | ₪					(1)
Interest paid | ₪		(151)	(126)		(175)
Acquisition of non-controlling interests | ₪			(19)
Equity offering (see Note 21) | ₪		309	275
Proceeds from exercise of share options | ₪		4	59
Payment of principal of lease liabilities | ₪		(256)
Net cash from (used in) financing activities | ₪		(672)	537		(843)
Changes in cash and cash equivalents | ₪		(196)	676		(713)
Cash and cash equivalents as at the beginning of the year | ₪		1,202	527		1,240
Effects of exchange rate changes on cash and cash equivalents | ₪			(1)
Cash and cash equivalents as at the end of the year | ₪		₪ 1,006	₪ 1,202		₪ 527
Convenience translation into U.S. dollar [Member]
Cash flows from operating activities
Profit (loss) for the year | $	$ (31)
Adjustments for:
Depreciation and amortization | $	260
Share based payments | $	2
Gain on sale of property, plant and equipment, intangible assets and others | $	(2)
Gain on sale of shares in a consolidated company | $
Net change in fair value of investment property | $	2
Income tax expense (tax benefit) | $	(7)
Financing expenses, net | $	42
Other expenses | $	1
Share in losses of equity accounted investees | $	3
Changes in operating assets and liabilities:
Change in inventory | $	8
Change in trade receivables (including long-term amounts) | $	23
Change in other receivables (including long-term amounts) | $	4
Change in trade payables, accrued expenses and provisions | $	(8)
Change in other liabilities (including long-term amounts) | $	6
Payments for derivative hedging contracts, net | $	(3)
Income tax paid | $	(4)
Income tax received | $	3
Net cash from operating activities | $	299
Cash flows used in investing activities
Acquisition of property, plant, and equipment | $	(94)
Acquisition of intangible assets and others | $	(67)
Acquisition of equity accounted investee | $	(5)
Change in current investments, net | $	(14)
Receipts from other derivative contracts, net | $	3
Proceeds from sale of property, plant and equipment, intangible assets and others | $	52
Grant of long-term loans to equity accounted investees | $	(41)
Interest received | $	4
Proceeds from sale of shares in a consolidated company, net of cash disposed | $
Net cash used in investing activities | $	(162)
Cash flows used in financing activities
Payments for derivative contracts, net | $	(1)
Receipt of long-term loans from financial institutions | $	43
Payments for long-term loans from financial institutions | $	(61)
Repayment of debentures | $	(145)
Proceeds from issuance of debentures, net of issuance costs | $
Repurchase of own debentures | $	(3)
Dividend paid | $
Interest paid | $	(43)
Acquisition of non-controlling interests | $
Equity offering (see Note 21) | $	89
Proceeds from exercise of share options | $	1
Payment of principal of lease liabilities | $	(74)
Net cash from (used in) financing activities | $	(194)
Changes in cash and cash equivalents | $	(57)
Cash and cash equivalents as at the beginning of the year | $	348
Effects of exchange rate changes on cash and cash equivalents | $
Cash and cash equivalents as at the end of the year | $	$ 291

[1]	Reclassified - see Note 2(F) regarding voluntary change in accounting policy